Transactions with non-controlling interests - Guangzhou Pengai (Details)																	12 Months Ended
	Sep. 13, 2021 CNY (¥)	Sep. 13, 2021 USD ($)	Sep. 12, 2021	Dec. 07, 2020 CNY (¥)	Dec. 06, 2020	Mar. 25, 2020 CNY (¥)	Mar. 24, 2020	Dec. 31, 2019 CNY (¥)	Dec. 18, 2019 CNY (¥)	Jun. 24, 2019 CNY (¥)	Jun. 23, 2019	Jun. 01, 2019 CNY (¥)	May 27, 2019	May 16, 2019 CNY (¥)	May 15, 2019	Jun. 24, 2018	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Less: consideration received from non-controlling interest									¥ 940,000	¥ 2,068,000
Guangzhou Pengai
Carrying amount of non-controlling interests acquired								¥ (1,946,000)											¥ (1,946,000)
Consideration paid for non-controlling interests				¥ (2,760,000)				(3,008,000)		¥ (940,000,000)
Excess of consideration paid to non controlling interest recognised within equity								(1,062,000)
Percentage of voting rights acquired				20.00%						5.00%
Proportion of equity interest held (as a percent)				76.00%	96.00%					91.00%	96.00%		96.00%			96.00%	76.00%	76.00%
Carrying amount of non-controlling interests disposed of								(642,000)										¥ (147,000)	(642,000)
Less: consideration received from non-controlling interest																		2,760,000	940,000
Gain on disposal within equity																		¥ (2,613,000)	(298,000)
Guangzhou Pengai | Equity Interest Purchase
Equity interests disposed off (as a percent)									5.00%	11.00%
Guangzhou Pengai | Equity Interest Sale
Proportion of equity interest held (as a percent)														89.00%	94.00%
Less: consideration received from non-controlling interest														¥ 500,000
Equity interests disposed off (as a percent)										85.00%				5.00%		96.00%
Huizhou Pengai
Carrying amount of non-controlling interests acquired																	¥ 140,000
Consideration paid for non-controlling interests	¥ (360,000)																(360,000)
Excess of consideration paid to non controlling interest recognised within equity		$ (2)															¥ 220,000
Proportion of equity interest held (as a percent)	67.50%	67.50%	65.50%														67.50%	67.50%
Shanghai Pengai
Carrying amount of non-controlling interests acquired																		¥ 92,000
Consideration paid for non-controlling interests																		(125,000)
Excess of consideration paid to non controlling interest recognised within equity																		¥ (217,000)
Proportion of equity interest held (as a percent)						85.00%	80.00%										80.00%	80.00%
Less: consideration received from non-controlling interest						¥ 125,000
Shanghai Pengai | Equity Interest Sale
Equity interests disposed off (as a percent)						5.00%
Nanchang Pengai
Consideration paid for non-controlling interests												¥ (950,000)
Percentage of voting rights acquired												19.00%
Proportion of equity interest held (as a percent)												51.00%						51.00%
Carrying amount of non-controlling interests disposed of								¥ 161,000											161,000
Less: consideration received from non-controlling interest																			950,000
Gain on disposal within equity																			¥ 1,111,000